Organization and Principal Activities - Schedule of Balance Sheet Date of the Financial Statements (Details)	12 Months Ended
Jun. 30, 2026
Big Tree Cloud International Group Limited (“DSY”) [Member]
Schedule of Balance Sheet Date of the Financial Statements [Line Items]
Date of Incorporation	Apr. 21, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Bright Connected Limited (“DSY BVI”) [Member]
Schedule of Balance Sheet Date of the Financial Statements [Line Items]
Date of Incorporation	Apr. 01, 2021
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
HongKong Ploutos International Holdings Limited (“DSY HK”) [Member]
Schedule of Balance Sheet Date of the Financial Statements [Line Items]
Date of Incorporation	Jul. 14, 2023
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Guangdong Dashuyun Investment Holding Group Co., Ltd. (“DSY Guangdong”) [Member]
Schedule of Balance Sheet Date of the Financial Statements [Line Items]
Date of Incorporation	Jun. 16, 2020
Percentage of effective ownership	95.92%
Principal Activities	Investment holding
Shenzhen Nafutong New Technology Co., Ltd. (formerly known as Shenzhen Dashuyun Import and Export Trading Co., Ltd.) (“DSY Shenzhen”) [Member]
Schedule of Balance Sheet Date of the Financial Statements [Line Items]
Date of Incorporation	Jul. 02, 2020
Percentage of effective ownership	100.00%
Principal Activities	Sale of personal care products, AI technology services
Shenzhen Surprise Cloud Trading Co., Ltd. (“Jingxiyun Shenzhen”) [Member]
Schedule of Balance Sheet Date of the Financial Statements [Line Items]
Date of Incorporation	Dec. 20, 2021
Percentage of effective ownership	100.00%
Principal Activities	Sale of personal care products
Shenzhen Ronghui Cloud Investment Co., Ltd. [Member]
Schedule of Balance Sheet Date of the Financial Statements [Line Items]
Date of Incorporation	Apr. 30, 2026
Percentage of effective ownership	100.00%
Principal Activities	AI technology services